Note 12 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income / (loss) attributable to controlling shareholders	$ (12,605,874)	$ (2,908,904)	$ 33,542,671
Weighted average number of shares outstanding during the year, basic (in shares)	2,727,698	2,763,121	2,876,320
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ (4.62)	$ (1.05)	$ 11.66
Dilutive effect of non-vested shares (in shares)	0	0	13,671
Weighted average common shares – outstanding, diluted (in shares)	2,727,698	2,763,121	2,889,991
Earnings / (loss) per share attributable to controlling shareholders – diluted (in dollars per share)	$ (4.62)	$ (1.05)	$ 11.61